Investment Managers Series Trust II

235 West Galena Street

Milwaukee, Wisconsin 53212

January 5, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC 20549

Re:	Investment Managers Series Trust II (the “Trust”)

File Nos. 333-191476 and 811-22894

The Ambassador Fund

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for The Ambassador Fund, a series of the Trust, does not differ from that contained in Post-Effective Amendment No. 270 to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on December 17, 2021, with an effective date of December 17, 2021.

If you have any questions or require further information, do not hesitate to contact Diane J. Drake at (626) 385-5777 or diane.drake@mfac-ca.com.

Sincerely,

/s/ Joy Ausili

Joy Ausili

Investment Managers Series Trust II